Digital assets	9 Months Ended
Sep. 30, 2025
Digital assets [abstract]
Digital assets
9.	Digital assets

(a)	The changes in the digital assets balance for the following periods are as follows:

	January 1, 2025 Balance	Additions	Dispositions	Unrealized (loss) gain	September 30, 2025 Balance
	$	$	$	$	$
Bitcoin	356,877	2,541,457	(419,284)	449,518	2,928,568
Dogecoin	154,314	200,000	(401,000)	46,686	—
Solana	350,039	1,837,166	(600,000)	361,946	1,949,151
ETH	—	132,093	(47,000)	(8,678)	76,415
XRP	—	150,000	(150,000)	—	—
SUI	—	50,000	—	3,198	53,198
LINK	—	221,215	—	(21,298)	199,917
	861,230	5,131,931	(1,617,284)	831,372	5,207,249

	January 1, 2024 Balance	Unrealized loss	December 31, 2024, Balance
	$	$	$
Bitcoin	401,000	(44,123)	356,877
Dogecoin	201,000	(46,686)	154,314
Solana	401,000	(50,961)	350,039
	1,003,000	(141,770)	861,230

Digital currency prices are affected by various forces including global supply and demand, interest rates, exchange rates, inflation or deflation and the global political and economic conditions. Digital assets have a limited history, and the fair value historically has been very volatile. The Company may not be able to liquidate its inventory of digital assets currency at its desired price if required. The Company has recognized an unrealized gain in change in fair value of $636,574 and $831,372 for the three and nine months ended September 30, 2025, respectively (2024 - $nil and $nil, respectively).

During the nine months ended September 30, 2025, the Company invested an additional $5,131,931 in digital assets. The Company also sold $1,617,284 in digital assets for total gross proceeds of $2,107,421 and recognized a gain on sale of digital assets of $386,124 and $490,137 for the three end nine months ended September 30, 2025, respectively, (2024 - $nil and $nil, respectively).

The following table presents the Company’s digital assets, measured at fair value less and categorized into levels of the fair value hierarchy on the condensed consolidated interim statements of financial position as at the following:

As at September 30, 2025

		Level 2	Level 3
Digital assets, at fair value	Level 1 Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	—	5,207,249	—

As at December 31, 2024

		Level 2	Level 3
Digital assets, at fair value	Level 1 Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	—	861,230	—